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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2005
                                               ----------------


Check here if Amendment [x]; Amendment Number    1
This Amendment (Check only one.):   [ ] is a restatement.
                                    [x] adds new holdings entries.

THIS FILING LISTS SEVEN (7) SECURITIES REPORTED ON THE FORM 13F FILED ON MARCH 31, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2005.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

/s/ James E. Buck II              Greenwich, Connecticut          July 12, 2005
-------------------------         ----------------------          -------------
     [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                            -------------

Form 13F Information Table Entry Total:               7
                                            -------------

Form 13F Information Table Value Total:         $53,425
                                            -------------
                                             (thousands)



List of Other Included Managers:

None


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
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                                  FORM 13F INFORMATION TABLE
-------------------------------------------------------------------------------------------------

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             COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN  SH/   PUT/  INVESTMENT    OTHER
          NAME OF ISSUER        CLASS      CUSIP     (X1000)     AMOUNT    PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1. CLOSURE MEDICAL CORP          COM     189093107     1555       58235    SH             Sole         0       58235      0      0
------------------------------------------------------------------------------------------------------------------------------------
2. FFLC BANCORP INC COM          COM     30242W104     2720       65676    SH             Sole         0       65676      0      0
------------------------------------------------------------------------------------------------------------------------------------
3. KANEB SERVICES COM STK        COM     484173109     4265      100000    SH             Sole         0      100000      0      0
------------------------------------------------------------------------------------------------------------------------------------
4. MAGNUM HUNTER RESOURCES INC   COM     55972F203    17292     1073383    SH             Sole         0     1073383      0      0
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5. PULITZER INC                  COM     745769109      951       14916    SH             Sole         0       14916      0      0
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6. UNITED DEFENSE INDUSTRIES     COM     91018B104    11358      154700    SH             Sole         0      154700      0      0
------------------------------------------------------------------------------------------------------------------------------------
7. USF CORP COM                  COM     91729Q101    15284      316708    SH             Sole         0      316708      0      0
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                                                     53,425
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